INVESTMENT PROPERTIES - Table (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INVESTMENT PROPERTIES
Beginning balance	$ 99,293,821
P/L for changes in the FV	(10,188,877)	$ (15,270,191)
Ending balance	78,633,619	99,293,821
Cost model | Rented property [member]
INVESTMENT PROPERTIES
Beginning balance	$ 1,718,247	$ 1,779,338
Useful life	5 years	5 years
Additions	$ 586,596	$ 350,752
Disposals	(294,280)
Depreciation	(458,587)	(411,843)
Ending balance	1,551,976	1,718,247
Fair value
INVESTMENT PROPERTIES
Beginning balance	99,293,821	114,625,103
P/L for changes in the FV	(10,188,877)	(15,270,191)
Additions	586,596	350,752
Disposals	(10,599,334)
Depreciation	(458,587)	(411,843)
Ending balance	78,633,619	99,293,821
Fair value | Rented property [member]
INVESTMENT PROPERTIES
Beginning balance	$ 97,575,574	$ 112,845,765
Useful life	50 years	50 years
P/L for changes in the FV	$ (10,188,877)	$ (15,270,191)
Disposals	(10,305,054)
Ending balance	$ 77,081,643	$ 97,575,574